INVENTORY (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 38,376	$ 15,000
Work-in-process	57,565
Finished goods	41,200	28,200
Inventory	$ 137,141	$ 43,200